Employee Benefit Plans	12 Months Ended
Dec. 31, 2017
Postemployment Benefits [Abstract]
Employee Benefit Plans
EMPLOYEE BENEFIT PLANS
We contribute to multiemployer pension defined benefit plans under terms of collective-bargaining agreements that cover our union-represented employees. Contributions, based on wages paid to covered employees, totaled approximately $1.6 million, $1.5 million and $1.4 million for the years ended December 31, 2017, 2016 and 2015, respectively. These aggregate contributions were not individually significant to any of the respective plans. Our share of the unfunded vested liability related to multi-employer plans, if any, is not determinable and our participation is not individually significant on an individual multiemployer plan basis.

We have retirement savings plans under Section 401(k) of the Internal Revenue Code covering our non-union employees. The plans allow employees to defer up to the lesser of the Internal Revenue Code prescribed maximum amount or 100% of their income on a pre-tax basis through contributions to the plans. We expensed our voluntary contributions to the 401(k) profit-sharing plans and trusts of $4.4 million, $3.9 million and $3.3 million for the years ended December 31, 2017, 2016 and 2015, respectively.